SHAREHOLDERS' EQUITY - Variable Interest Entity (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Current Assets		$ 41,456,919	$ 69,120,007
Total Assets		348,668,399	288,081,269
Total Liabilities		131,230,734	107,209,433
Revenues, Net		90,891,087	69,446,852
Net Income Attributable to Non-Controlling Interest		(61,675)	$ (197,774)
2000 DLV
SHAREHOLDERS' EQUITY
Transfer of tenant improvements	$ 762,095
Percentage of ownership interest sold	100.00%
Proceeds from sale of subsidiary	$ 3,060,000
VIE
SHAREHOLDERS' EQUITY
Current Assets		111,686
Non-Current Assets		2,357,957
Total Assets		2,469,643
Non-Current Liabilities		241,373
Total Liabilities		241,373
Revenues, Net		139,500
Net Income Attributable to Non-Controlling Interest		$ 56,997